DEBT - Principal Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021		$ 7,000
2022		7,000
2023		10,500
2024		14,000
2025		145,855
Total debt		184,355
Less: unamortized discount and debt issuance costs	$ (10,993)	(4,693)	$ 0
Total debt, net of unamortized discounts		$ 179,662